February 16, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        AXP Income Series, Inc.
                RiverSource Income Builder Basic Income Fund
                RiverSource Income Builder Moderate Income Fund
                RiverSource Income Builder Enhanced Income Fund
           Post-Effective Amendment No. 100
           File Nos. 2-10700/811-499
           Accession Number: 0000820027-06-000082

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 100 (Amendment). This Amendment was filed electronically on February 3, 2006.

If you have any questions regarding this filing, please contact either Simone Pepper at (612) 671-2847 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Counsel - Asset Management
    Ameriprise Financial, Inc.